Accounts Payable, Accruals and Other Payables	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Accounts payable, accruals and other payables
13	Accounts payable, accruals and other payables

	(Unaudited) At 30 June 2022	(Audited) At 31 December 2021
	USD	USD

Financial items
Accounts payables	14,543,369	5,176,759
Accrued expenses	22,076,515	9,008,969
Deferred purchase price	18,283,552	3,618,902
Captain payables	2,001,949	1,249,948
Advances from customers	281,877	52,307
Other payables	2,945,913	560,857

	60,133,175	19,667,742
Non-financial items
Advances from individual customers (e-wallets)	2,988,962	3,938,712

Total accounts payable, accruals and other payables	63,122,137	23,606,454